Related party transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following tables present amounts received from related parties for management fees and dividends for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,
	2021		2020
	Management fees	Dividends	Management fees	Dividends
AerDragon	$139	$—	$131	$—
ACSAL	120	74	120	49
AerLift	—	393	95	—
	$259	$467	$346	$49

	Six Months Ended June 30,
	2021		2020
	Management fees	Dividends	Management fees	Dividends
AerDragon	$278	$—	$267	$—
ACSAL	240	164	240	94
AerLift	64	393	252	—
	$582	$557	$759	$94